COMMITMENTS AND CONTINGENCIES (Details) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Legal proceedings
Claim amount	$ 4.5	$ 0.0
Environment and Current Economic Situation
Dividend withholding tax	$ 180.9
Withholding tax rate	15.00%
Accrued a contingent tax liability of shares	117
Estimated contingencies related to non-income taxes including penalties and interest	$ 1.5	0.0
Accounts payable and accrued liabilities current
Environment and Current Economic Situation
Accrued contingencies related to non-income taxes	181.9	$ 0.0
Rented data center facilities
Purchase commitments
2025	5.9
2026	6.0
2027	6.2
2028	6.4
2029 and thereafter	$ 4.9